UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Equity Funds

Semi-Annual Report December 31, 2014

Share Class / Ticker Symbol
Fund Name	Class A	Class C	Class I

Nuveen Symphony Dynamic Equity Fund	NQLAX	NQLCX	NQLIX

NUVEEN INVESTMENTS ACQUIRED BY TIAA-CREF

On October 1, 2014, TIAA-CREF completed its previously announced acquisition of Nuveen Investments, Inc., the parent company of your fund’s investment adviser, Nuveen Fund Advisors, LLC (“NFAL”) and the Nuveen affiliates that act as sub-advisers to the majority of the Nuveen Funds. TIAA-CREF is a national financial services organization with approximately $851 billion in assets under management as of December 31, 2014 and is a leading provider of retirement services in the academic, research, medical and cultural fields. Nuveen is operating as a separate subsidiary within TIAA-CREF’s asset management business.

Must be preceded by or accompanied by a prospectus. NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Table

of Contents

Nuveen Investments	3

Chairman’s Letter

to Shareholders

Dear Shareholders,

A pattern of divergence has emerged in the past year. Steady and moderate growth in the U.S. economy helped sustain the stock market’s bull run another year. U.S. bonds also performed well, amid subdued inflation, interest rates that remained unexpectedly low and concerns about the economic well-being of the rest of the world. The stronger domestic economy enabled the U.S. Federal Reserve (Fed) to gradually reduce its large scale bond purchases, known as quantitative easing (QE), without disruption to the markets, as well as begin to set expectations for a transition into tightening mode.

The story outside the U.S., however, was different. European growth was stagnating and Japan fell into a recession, contributing to the bouts of volatility in their markets. China’s economy decelerated and, despite running well above the rate of other major global economies, investors feared it looked slow by China’s standards. Compounding these concerns were a surprisingly steep decline in oil prices, the U.S. dollar’s rally and an increase in geopolitical tensions, including the Russia-Ukraine crisis and terrorist attacks across the Middle East and Africa, as well as more recently in Europe.

While a backdrop of healthy economic growth in the U.S. and the continuation of accommodative monetary policy (with the central banks of Japan and potentially Europe stepping in where the Fed has left off) bodes well for the markets, the global outlook has become more uncertain. Indeed, volatility is likely to feature more prominently in the investment landscape going forward. Such conditions underscore the importance of professional investment management. Experienced investment teams have weathered the market’s ups and downs in the past and emerged with a better understanding of the sensitivities of their asset class and investment style, particularly in times of turbulence. We recognize the importance of maximizing gains, while striving to minimize volatility.

And, the same is true for investors like you. Maintaining an appropriate time horizon, diversification and relying on practiced investment teams are among your best strategies for achieving your long-term investment objectives. Additionally, I encourage you to communicate with your financial consultant if you have questions about your investment in a Nuveen Fund. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

February 23, 2015

4	Nuveen Investments

Portfolio Managers’

Comments

Nuveen Symphony Dynamic Equity Fund

This Fund features portfolio management by Symphony Asset Management LLC (Symphony), an affiliate of Nuveen Investments, Inc. Gunther Stein, director of investment strategies at Symphony, Ross Sakamoto, CFA, and Joel Drescher are co-directors of equity and serve as the portfolio managers for the Fund. Here they review their management strategies and the performance of the Fund for this six-month reporting period ending December 31, 2014.

How did the Fund perform during the six-month reporting period ended December 31, 2014?

The table in the Fund Performance and Expense Ratio section of this report provides total returns for the Fund’s Class A Shares for the six-month and since inception period ended December 31, 2014. The Fund’s Class A Share total returns at net asset value (NAV) outperformed the Lipper Alternative Long/Short Equity Funds Classification Average and slightly underperformed the Russell 1000® Index for the six-month reporting period ending December 31, 2014.

What strategies were used to manage the Fund during the six-month reporting period ended December 31 2014 and how did these strategies influence performance?

The Fund’s strategy seeks capital appreciation through a risk managed long/short equity portfolio which actively adjusts company, sector and market exposures to capitalize on changing economic and market conditions. The Fund pursues its investment objective by establishing long and short positions in a diversified portfolio of equity securities, including common stocks, depositary receipts and depositary shares. The Fund will also take long and short positions in securities of exchange-traded funds (ETFs) in order to gain broad equity market exposure to select industries and sectors.

Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes (including assets acquired through the Fund’s short sales) in equity securities, including ETFs that provide exposure to equity securities.

The Fund may invest in companies of any size. The Fund may invest up to 25% of its assets in dollar-denominated equity securities of non-U.S. issuers, including emerging market issuers, that are either listed on a U.S. stock exchange or represented by depositary receipts or depositary shares that may or may not be sponsored by a domestic bank. The Fund’s investments in emerging market (EM) issuers are limited to 10% of total assets.

The Fund intends to generally maintain a net long exposure to the equity market (long market value minus short market value) of between 20% and 80% under normal market conditions. However, in times of unusual or adverse market, economic, regulatory or political conditions, the Fund’s net long exposure to the equity market may fall outside of this range.

We will take long and short positions in individual securities. Securities of individual companies are selected for the portfolio as long or short positions based on the sub-adviser’s evaluation. Our selection of ETFs in order to obtain long or short exposure to select industries and sectors of the broad equity market is based on analysis of the fundamental factors that drive individual security selection and macroeconomic factors.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Nuveen Investments	5

Portfolio Managers’ Comments (continued)

From time to time, the strategy will have exposure to broad, macro-related opportunistic investments. The ETF short positions in U.S. Treasuries was one such opportunistic investment where the team believed the Federal Reserve (Fed) would be hiking short-term rates. We felt there was limited downside given that 10-Year Treasury rates have been at historically low levels. As the Fed delayed its timing, we have since exited the position.

During the reporting period, the consumer discretionary, health care, information technology and financial sectors were the strongest contributors to performance, while the energy, materials and telecommunication services sectors detracted from performance.

Performance was positively impacted by a position in Royal Caribbean Cruises Limited. For cruise ships, fuel is a meaningful component of the cost structure and the Q4 2014 decline in gas prices boosted the stock to all-time highs. We continue to hold the position, but note that it is nearing our price target.

A long position in HCA Holdings Inc. also contributed to performance as shares rose due to favorable trends in hospital utilization. We continue to own the shares based on our constructive outlook for the sector and positive tailwinds from increased utilization.

Lastly, positively contributing to performance was Southwest Airlines Co., the largest low cost carrier in the U.S. As the U.S. airline industry continues to consolidate and rationalize, we believe Southwest’s scale and cost advantages positions it as a key beneficiary of improving industry fundamentals.

While only a modest representation of the Fund’s portfolio, energy holdings were the main detractors for the reporting period. Long positions in Continental Resources Inc. and Sanchez Energy Corp detracted from performance. Continental Resources Inc. is a petroleum liquids producer in the U.S. that has large holdings in the Bakken formation oil area of North Dakota and Montana. The position weighed on performance during the reporting period, as it suffered from broad negative sentiment around the industry. Also detracting was Sanchez Energy Corporation, an independent exploration and production company. The Firm is engaged in exploration, acquisition and development of unconventional oil and natural gas resources, primarily in the U.S. Gulf Coast region. Energy securities, broadly, have performed poorly due to negative revisions in global demand, weaker macroeconomic news and a surging U.S. dollar.

The team anticipated a risk adverse market environment due to falling oil prices and managed the portfolio’s risk by lowering the net and gross exposure. From mid-October through late November, the Fund slowly increased exposures in conjunction with the broader market rally.

During this time, we added to select high conviction long positions that we believed were oversold. Our net exposure increased throughout December and remained positive into the end of the reporting period.

6	Nuveen Investments

Risk Considerations

Nuveen Symphony Dynamic Equity Fund

Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. The Fund sells securities that it has borrowed but does not own (“short sales”), which is a speculative technique. The Fund will suffer a loss when the price of a security that it holds long decreases or the price of a security that it has sold short increases. Losses on short sales arise from increases in the value of the security sold short, and therefore are theoretically unlimited. Because the Fund invests in both long and short positions in debt securities, the Fund has overall exposure to changes in the value of debt securities that is far greater than its net asset value. This may magnify gains and losses and increase the volatility of the Fund’s returns. In addition, the use of short sales will increase the Fund’s expenses. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as commodities, credit, derivatives, ETF, frequent trading, and interest rate risks, are described in detail in the Fund’s prospectus.

Nuveen Investments	7

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8	Nuveen Investments

Fund Performance

and Expense Ratios

The Fund Performance and Expense Ratios for the Fund are shown within this section of the report.

Returns quoted represent past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns may reflect an agreement by the investment adviser to waive certain fees and/or reimburse expenses during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.

Comparative index and Lipper return information is provided for Class A Shares at net asset value (NAV) only.

The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.

Nuveen Investments	9

Fund Performance and Expense Ratios (continued)

Nuveen Symphony Dynamic Equity Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of December 31, 2014

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class A Shares at NAV	5.43%	7.38%	10.02%
Class A Shares at maximum Offering Price	(0.63)%	1.20%	4.02%
Russell 1000® Index	5.57%	13.24%	18.07%
Lipper Alternative Long/Short Equity Funds Classification Average	0.11%	3.30%	5.72%

Class C Shares	5.07%	6.61%	9.22%
Class I Shares	5.57%	7.67%	10.31%

Since inception returns are from 12/12/13. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class I
Gross Expense Ratios	7.89%	8.64%	7.65%
Net Expense Ratios	3.67%	4.42%	3.42%

The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through October 31, 2016 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short, and extraordinary expenses) do not exceed 1.40% of the average daily net assets of any class of Fund shares. The expense limitation expiring October 31, 2016 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

10	Nuveen Investments

Holding

Summaries as of December 31, 2014

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Nuveen Symphony Dynamic Equity Fund

Fund Allocation

(% of net assets)

Long-Term Investments
Common Stocks	104.5%
Exchange-Traded Funds	2.5%
Common Stock Rights	0.0%
Total Long Exposure	107.0%
Short-Term Investments	11.3%
Securities Sold Short
Common Stocks Sold Short	(17.5)%
Exchange-Traded Funds Sold Short	(10.0)%
Total Short Exposure	(27.5)%
Other Assets Less Liabilities	9.2%
Net Assets	100%

Portfolio Composition

(Long Exposure)

(% of net assets)

Pharmaceuticals	7.4%
Hotels, Restaurants & Leisure	6.5%
Computers & Peripherals	5.9%
Aerospace & Defense	5.9%
Food Products	5.7%
Internet Software & Services	5.2%
Health Care Providers & Services	5.2%
Specialty Retail	4.3%
Semiconductors & Semiconductor Equipment	3.9%
Airlines	3.8%
Media	3.4%
Software	3.2%
Textiles, Apparel & Luxury Goods	3.0%
Oil, Gas & Consumable Fuels	2.9%
Thrifts & Mortgage Finance	2.6%
Consumer Finance	2.6%
Exchange-Traded Funds	2.5%
Road & Rail	2.3%
Multi-Utilities	2.3%
IT Services	2.2%
Banks	2.1%
Insurance	2.0%
Real Estate Investment Trust (REIT)	2.0%
Food & Staples Retailing	1.8%
Other	18.3%
Total	107.0%

Top Five Holdings

(Long Exposure)

(% of net assets)

Apple, Inc.	3.8%
Pfizer Inc.	2.6%
iShares® Russell 2000 ETF	2.5%
Alibaba Group Holding Limited, Sponsored ADR	2.1%
WhiteWave Foods Company	1.9%

Nuveen Investments	11

Holding Summaries (continued)

Portfolio Composition

(Short Exposure)

(% of net assets)

Exchange-Traded Funds	(10.0)%
Multiline Retail	(1.7)%
Industrial Conglomerates	(1.6)%
Insurance	(1.6)%
Machinery	(1.3)%
Personal Products	(1.2)%
Electrical Equipment	(1.1)%
Road & Rail	(1.0)%
Computers & Peripherals	(0.9)%
Energy Equipment & Services	(0.9)%
Other	(6.2)%
Total	(27.5)%

Top Five Holdings

(Short Exposure)

(% of net assets)

iShares® 1-3 Year Treasury Bond ETF	(2.0)%
iShares® 3-7 Year Treasury Bond ETF	(2.0)%
Consumer Staples Select Sector SPDR® Fund	(1.9)%
3M Co.	(1.6)%
AFLAC Incorporated	(1.6)%

12	Nuveen Investments

Expense

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held through the period ended December 31, 2014.

The beginning of the period is July 1, 2014.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

Nuveen Symphony Dynamic Equity Fund1

	Share Class
	A Shares	C Shares	I Shares
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,054.30	$1,050.70	$1,055.70
Expenses Incurred During Period	$16.47	$20.21	$15.08
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,009.17	$1,005.49	$1,010.54
Expenses Incurred During Period	$16.10	$19.76	$14.75

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 3.18%, 3.91% and 2.91% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

1	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of other funds in which the Fund invests. These underlying fees and expenses are not reflected in the expense ratios. Because these other funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Nuveen Investments	13

Shareholder Meeting Report

A special shareholder meeting was held in the offices of Nuveen Investments on August 5, 2014 for Nuveen Symphony Dynamic Equity Fund; at this meeting the shareholders were asked to vote to approve a new investment management agreement, to approve a new sub-advisory agreement and to elect Board Members.

Nuveen Symphony Dynamic Equity Fund
To approve a new investment management agreement between each Trust and Nuveen Fund Advisors, LLC.
For	100,000
Against	—
Abstain	—
Broker Non-Votes	—
Total	100,000

To approve a new sub-advisory agreement between Nuveen Fund Advisors and Symphony Assett Management LLC.
For	100,000
Against	—
Abstain	—
Broker Non-Votes	—
Total	100,000

Approval of the Board Members was reached as follows:
William Adams IV
For	69,861,145
Withhold	1,015,555
Total	70,876,700

Robert P. Bremner
For	69,777,145
Withhold	1,099,555
Total	70,876,700

Jack B. Evans
For	69,793,525
Withhold	1,083,175
Total	70,876,700

William C. Hunter
For	69,790,443
Withhold	1,086,257
Total	70,876,700

David J. Kundert
For	69,838,324
Withhold	1,038,376
Total	70,876,700

14	Nuveen Investments

Nuveen Symphony Dynamic Equity Fund
John K. Nelson
For	69,866,847
Withhold	1,009,853
Total	70,876,700

William J. Schneider
For	69,852,110
Withhold	1,024,590
Total	70,876,700

Thomas S. Schreier, Jr.
For	69,841,982
Withhold	1,034,718
Total	70,876,700

Judith M. Stockdale
For	69,782,830
Withhold	1,093,870
Total	70,876,700

Carole E. Stone
For	69,786,646
Withhold	1,090,054
Total	70,876,700

Virginia L. Stringer
For	69,787,635
Withhold	1,089,065
Total	70,876,700

Terence J. Toth
For	69,858,256
Withhold	1,018,444
Total	70,876,700

Nuveen Investments	15

Nuveen Symphony Dynamic Equity Fund

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 107.0%

	COMMON STOCKS – 104.5%

	Aerospace & Defense – 5.9%

367	BE Aerospace Inc., (2)	$21,293

94	Boeing Company	12,218

106	General Dynamics Corporation	14,588

155	Honeywell International Inc.	15,488

1	KLX Inc.	21

197	Raytheon Company	21,309

156	TransDigm Group Inc., (2)	30,631

142	United Technologies Corporation	16,330
	Total Aerospace & Defense	131,878

	Air Freight & Logistics – 1.7%

122	FedEx Corporation	21,187

148	United Parcel Service, Inc., Class B	16,453
	Total Air Freight & Logistics	37,640

	Airlines – 3.8%

514	American Airlines Group Inc.	27,566

521	Delta Air Lines, Inc.	25,628

409	Southwest Airlines Co.	17,309

213	United Continental Holdings Inc., (2)	14,248
	Total Airlines	84,751

	Banks – 2.1%

249	Pacwest Bancorp.	11,320

591	Wells Fargo & Company	32,399

123	Zions Bancorporation	3,507
	Total Banks	47,226

	Biotechnology – 1.5%

112	Amgen Inc.	17,840

18	Biogen Idec Inc., (2)	6,110

100	Gilead Sciences, Inc., (2)	9,426
	Total Biotechnology	33,376

	Capital Markets – 1.5%

107	Ameriprise Financial, Inc.	14,151

232	Interactive Brokers Group, Inc., Class A	6,765

295	SEI Investments Company	11,812
	Total Capital Markets	32,728

16	Nuveen Investments

Shares	Description (1)	Value

	Chemicals – 0.7%

132	LyondellBasell Industries N.V.	$10,479

23	PPG Industries, Inc.	5,316
	Total Chemicals	15,795

	Commercial Services & Supplies – 0.8%

345	Waste Management, Inc.	17,705

	Communications Equipment – 0.5%

31	F5 Networks, Inc., (2)	4,044

101	QUALCOMM, Inc.	7,507
	Total Communications Equipment	11,551

	Computers & Peripherals – 5.9%

778	Apple, Inc.	85,875

380	EMC Corporation	11,301

363	SanDisk Corporation	35,567
	Total Computers & Peripherals	132,743

	Consumer Finance – 2.6%

110	American Express Company	10,234

179	Capital One Financial Corporation	14,776

496	Discover Financial Services	32,483
	Total Consumer Finance	57,493

	Containers & Packaging – 0.3%

94	Packaging Corp. of America	7,337

	Diversified Financial Services – 1.1%

560	Voya Financial Inc.	23,733

	Diversified Telecommunication Services – 0.7%

174	Verizon Communications Inc.	8,140

883	Windstream Holdings Inc.	7,276
	Total Diversified Telecommunication Services	15,416

	Electric Utilities – 1.7%

176	Pinnacle West Capital Corporation	12,023

455	Portland General Electric Company	17,213

183	Southern Company	8,987
	Total Electric Utilities	38,223

	Food & Staples Retailing – 1.8%

99	Costco Wholesale Corporation	14,033

188	Walgreens Boots Alliance, Inc.	14,326

131	Wal-Mart Stores, Inc.	11,250
	Total Food & Staples Retailing	39,609

Nuveen Investments	17

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Food Products – 5.7%

163	Archer-Daniels-Midland Company	$8,476

130	General Mills, Inc.	6,933

95	Hershey Foods Corporation	9,873

108	JM Smucker Company	10,906

161	Kraft Foods Inc.	10,088

941	Tyson Foods, Inc., Class A	37,725

1,239	WhiteWave Foods Company, (2)	43,353
	Total Food Products	127,354

	Health Care Equipment & Supplies – 1.6%

197	Baxter International, Inc.	14,438

294	Medtronic, Inc.	21,227
	Total Health Care Equipment & Supplies	35,665

	Health Care Providers & Services – 5.2%

215	AmerisourceBergen Corporation	19,384

317	HCA Holdings Inc., (2)	23,265

1,289	Kindred Healthcare Inc.	23,434

177	McKesson HBOC Inc.	36,741

650	Pharmerica Corporation, (2)	13,462
	Total Health Care Providers & Services	116,286

	Hotels, Restaurants & Leisure – 6.5%

393	Brinker International Inc.	23,065

1,204	ClubCorp Holdings Inc.	21,588

1,148	Dave & Buster’s Entertainment Inc., (2)	31,340

313	La Quinta Holdings Inc., (2)	6,905

2,514	Papa Murphy’s Holdings Inc., (2)	29,213

56	Royal Caribbean Cruises Limited	4,616

346	Wyndham Worldwide Corporation	29,673
	Total Hotels, Restaurants & Leisure	146,400

	Household Products – 1.4%

116	Kimberly-Clark Corporation	13,403

209	Procter & Gamble Company	19,038
	Total Household Products	32,441

	Industrial Conglomerates – 0.9%

236	Danaher Corporation	20,228

	Insurance – 2.0%

738	Arthur J. Gallagher & Co.	34,745

252	Hartford Financial Services Group, Inc.	10,506
	Total Insurance	45,251

18	Nuveen Investments

Shares	Description (1)	Value

	Internet & Catalog Retail – 0.6%

11	priceline.com Incorporated, (2)	$12,542

	Internet Software & Services – 5.2%

457	Alibaba Group Holding Limited, Sponsored ADR, (2)	47,500

237	eBay Inc., (2)	13,300

231	Facebook Inc., Class A, (2)	18,023

52	Google Inc., Class A, (2)	27,594

379	HomeAway, Inc.	11,287
	Total Internet Software & Services	117,704

	IT Services – 2.2%

203	MasterCard, Inc., Class A	17,490

628	Vantiv Inc., Class A, (2)	21,302

37	Visa Inc., Class A	9,701
	Total IT Services	48,493

	Machinery – 1.7%

372	WABCO Holdings Inc.	38,978

	Media – 3.4%

431	Comcast Corporation, Class A	25,002

246	Liberty Broadband Corporation, Class C, (2)	12,256

189	Liberty Global PLC Class C, (2)	9,131

97	Madison Square Garden Inc., Class A, (2)	7,300

120	Viacom Inc., Class B	9,030

140	Walt Disney Company	13,187
	Total Media	75,906

	Metals & Mining – 0.5%

132	Compass Minerals International, Inc.	11,462

	Multi-Utilities – 2.3%

154	Dominion Resources, Inc.	11,843

110	DTE Energy Company	9,501

170	Sempra Energy	18,931

207	Wisconsin Energy Corporation	10,917
	Total Multi-Utilities	51,192

	Oil, Gas & Consumable Fuels – 2.9%

64	Chevron Corporation	7,180

174	EOG Resources, Inc.	16,020

147	Exxon Mobil Corporation	13,590

148	Phillips 66	10,612

92	SemGroup Corporation, Class A	6,292

36	Targa Resources Corporation	3,818

Nuveen Investments	19

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

172	Teekay Shipping Corporation	$8,753
	Total Oil, Gas & Consumable Fuels	66,265

	Pharmaceuticals – 7.4%

145	AbbVie Inc.	9,489

105	Actavis Inc., (2)	27,028

132	Johnson & Johnson	13,803

315	Merck & Company Inc.	17,889

1,843	Pfizer Inc.	57,408

486	Sanofi-Aventis, ADR	22,166

145	Teva Pharmaceutical Industries Limited, Sponsored ADR	8,339

72	Valeant Pharmaceuticals International	10,304
	Total Pharmaceuticals	166,426

	Real Estate Investment Trust (REIT) – 2.0%

468	Duke Realty Corporation	9,454

52	Essex Property Trust Inc.	10,743

64	Simon Property Group, Inc.	11,655

207	Sun Communities Inc.	12,515
	Total Real Estate Investment Trust	44,367

	Real Estate Management & Development – 0.6%

388	CBRE Group Inc., Class A, (2)	13,289

	Road & Rail – 2.3%

326	Con-Way, Inc.	16,033

143	Norfolk Southern Corporation	15,674

174	Union Pacific Corporation	20,729
	Total Road & Rail	52,436

	Semiconductors & Semiconductor Equipment – 3.9%

407	Avago Technologies Limited	40,939

499	Broadcom Corporation, Class A	21,622

493	Intel Corporation	17,891

153	Linear Technology Corporation	6,977
	Total Semiconductors & Semiconductor Equipment	87,429

	Software – 3.2%

583	Microsoft Corporation	27,080

419	Oracle Corporation	18,842

713	Parametric Technology Corporation, (2)	26,131
	Total Software	72,053

	Specialty Retail – 4.3%

19	AutoZone, Inc., (2)	11,763

20	Nuveen Investments

Shares	Description (1)			Value

	Specialty Retail (continued)

190	Home Depot, Inc.			$19,944

117	Lithia Motors Inc., Class A			10,143

86	O’Reilly Automotive Inc., (2)			16,565

116	Restoration Hardware Holdings Incorporated, (2)			11,137

83	Tiffany & Co.			8,869

274	TJX Companies, Inc.			18,791
	Total Specialty Retail			97,212

	Textiles, Apparel & Luxury Goods – 3.0%

267	Fossil Group Inc., (2)			29,568

189	Michael Kors Holdings Limited, (2)			14,194

904	Vince Holding Company, (2)			23,631
	Total Textiles, Apparel & Luxury Goods			67,393

	Thrifts & Mortgage Finance – 2.6%

2,407	NMI Holdings Inc., Class A, (2)			21,976

1,503	PennyMac Financial Services Inc., Class A, (2)			26,002

716	TFS Financial Corporation			10,658
	Total Thrifts & Mortgage Finance			58,636

	Tobacco – 0.5%

215	Altria Group, Inc.			10,593
	Total Common Stocks (cost $2,103,779)			2,343,205

Shares	Description (1), (3)			Value

	EXCHANGE-TRADED FUNDS – 2.5%

463	iShares® Russell 2000 ETF			$55,407
	Total Exchange-Traded Funds (cost $54,004)			55,407

Shares	Description (1)			Value

	COMMON STOCK RIGHTS – 0.0%

49	Liberty Broadband Corporation			$466
	Total Common Stock Rights (cost $—)			466
	Total Long-Term Investments (cost $2,157,783)			2,399,078

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 11.3%

$254	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/14, repurchase price $254,202, collateralized by $255,000 U.S. Treasury Notes, 2.125%, due 6/30/21, value $260,100	0.000%	1/02/15	$254,202
	Total Short-Term Investments (cost $254,202)			254,202
	Total Investments (cost $2,411,985) – 118.3%			2,653,280

Nuveen Investments	21

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	SECURITIES SOLD SHORT – (27.5)% (4)

	COMMON STOCKS SOLD SHORT – (17.5)%

	Banks – (0.4)%

(126)	Cullen/Frost Bankers, Inc.	$(8,901)

	Chemicals – (0.6)%

(180)	Axiall Corporation	(7,645)

(56)	Monsanto Company	(6,690)
	Total Chemicals	(14,335)

	Commercial Services & Supplies – (0.5)%

(234)	Clean Harbors, Inc., (2)	(11,244)

	Computers & Peripherals – (0.9)%

(601)	Diebold Inc.	(20,819)

	Electrical Equipment – (1.1)%

(220)	Emerson Electric Company	(13,581)

(90)	Rockwell Automation, Inc.	(10,008)
	Total Electrical Equipment	(23,589)

	Energy Equipment & Services – (0.9)%

(792)	Nabors Industries Inc.	(10,280)

(527)	Transocean Inc.	(9,660)
	Total Energy Equipment & Services	(19,940)

	Health Care Equipment & Supplies – (0.5)%

(211)	West Pharmaceutical Services Inc.	(11,234)

	Hotels, Restaurants & Leisure – (0.7)%

(121)	McDonald’s Corporation	(11,338)

(27)	Panera Bread Company, Class A, (2)	(4,720)
	Total Hotels, Restaurants & Leisure	(16,058)

	Industrial Conglomerates – (1.6)%

(219)	3M Co.	(35,986)

	Insurance – (1.6)%

(579)	AFLAC Incorporated	(35,371)

	Leisure Equipment & Products – (0.5)%

(1,269)	Smith & Wesson Holding Corporation, (2)	(12,017)

	Machinery – (1.3)%

(98)	Caterpillar Inc.	(8,970)

(234)	Deere & Company	(20,701)
	Total Machinery	(29,671)

	Media – (0.6)%

(189)	Scripps Networks Interactive, Class A	(14,226)

22	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining – (0.3)%

(215)	United States Steel Corporation	$(5,749)

	Multiline Retail – (1.7)%

(193)	Kohl’s Corporation	(11,781)

(331)	Target Corporation	(25,125)
	Total Multiline Retail	(36,906)

	Personal Products – (1.2)%

(1,565)	Avon Products, Inc.	(14,695)

(561)	Coty Inc., Class A	(11,590)
	Total Personal Products	(26,285)

	Professional Services – (0.3)%

(7,932)	Odyssey Marine Exploration Inc., (2)	(7,377)

	Road & Rail – (1.0)%

(118)	Canadian Pacific Railway Limited	(22,737)

	Semiconductors & Semiconductor Equipment – (0.5)%

(206)	Analog Devices, Inc.	(11,437)

	Specialty Retail – (0.8)%

(137)	Gap, Inc.	(5,769)

(360)	Urban Outfitters, Inc., (2)	(12,647)
	Total Specialty Retail	(18,416)

	Textiles, Apparel & Luxury Goods – (0.5)%

(81)	PVH Corporation	(10,382)
	Total Common Stocks Sold Short (proceeds $386,185)	(392,680)

Shares	Description (1), (3)	Value

	EXCHANGE-TRADED FUNDS SOLD SHORT – (10.0)% (3)

(894)	Consumer Staples Select Sector SPDR® Fund	$(43,350)

(520)	iShares® 1-3 Year Treasury Bond ETF	(43,914)

(359)	iShares® 3-7 Year Treasury Bond ETF	(43,909)

(311)	iShares® MSCI Brazil Capped ETF	(11,373)

(489)	Market Vectors® Russia ETF	(7,149)

(465)	Materials Select Sector SPDR® Fund	(22,590)

(157)	SPDR® S&P Biotech ETF	(29,303)

(554)	SPDR® S&P Regional Banking ETF	(22,548)
	Total Exchange-Traded Funds Sold Short (proceeds $222,597)	(224,136)
	Total Securities Sold Short (proceeds $608,782)	(616,816)
	Other Assets Less Liabilities – 9.2%	205,300
	Net Assets – 100%	$2,241,764

Nuveen Investments	23

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	A copy of the most recent financial statements for the exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(4)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for securities sold short. As of the end of the reporting period, long-term investments with a value of $2,069,842 have been pledged as collateral for securities sold short.

ADR	American Depositary Receipt.

ETF	Exchange-Traded Fund.

See accompanying notes to financial statements.

24	Nuveen Investments

Statement of

Assets and Liabilities	December 31, 2014 (Unaudited)

Assets
Long-term investments, at value (cost $2,157,783)	$2,399,078
Short-term investments, at value (cost approximates value)	254,202
Cash	850,000
Receivable for:
Dividends	2,153
Investments sold	128,465
Reimbursement from Adviser	604
Other assets	5
Total assets	3,634,507
Liabilities
Securities sold short, at value (proceeds $608,782)	616,816
Payable for:
Dividends on securities sold short	216
Due to broker	682,584
Investments purchased	71,411
Accrued expenses:
Trustees fees	14
12b-1 distribution and service fees	60
Other	21,642
Total liabilities	1,392,743
Net assets	$2,241,764
Class A Shares
Net assets	$79,574
Shares outstanding	3,596
Net asset value (“NAV”) per share	$22.13
Offering price per share (NAV per share plus maximum sales charge of 5.75% of offering price)	$23.48
Class C Shares
Net assets	$54,874
Shares outstanding	2,500
NAV and offering price per share	$21.95
Class I Shares
Net assets	$2,107,316
Shares outstanding	95,000
NAV and offering price per share	$22.18
Net assets consist of:
Capital paid-in	$2,020,393
Undistributed (Over-distribution of) net investment income	(25,977)
Accumulated net realized gain (loss)	14,087
Net unrealized appreciation (depreciation)	233,261
Net assets	$2,241,764
Authorized shares – per class	Unlimited
Par value per share	$0.01

See accompanying notes to financial statements.

Nuveen Investments	25

Statement of

Operations	December 31, 2014 (Unaudited)

Dividend and Interest Income (net of tax withheld of $32)	$16,414
Expenses
Management fees	13,633
12b-1 service fees – Class A	69
12b-1 distribution and service fees – Class C	267
Dividends expense on securities sold short	7,761
Shareholder servicing agent fees and expenses	96
Custodian fees	13,202
Trustees fees	284
Prime broker fees	8,895
Professional fees	9,953
Shareholder reporting expenses	4,105
Federal and state registration fees	5
Other	849
Total expenses before fee waiver/expense reimbursement	59,119
Fee waiver/expense reimbursement	(27,414)
Net expenses	31,705
Net investment income (loss)	(15,291)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	110,249
Securities sold short	(24,664)
Change in net unrealized appreciation (depreciation) of:
Investments	21,896
Securities sold short	25,566
Net realized and unrealized gain (loss)	133,047
Net increase (decrease) in net assets from operations	$117,756

See accompanying notes to financial statements.

26	Nuveen Investments

Statement of

Changes in Net Assets	(Unaudited)

	Six Months Ended 12/31/14	For the Period 12/12/13 (commencement of operations) through 6/30/14
Operations
Net investment income (loss)	$(15,291)	$(15,724)
Net realized gain (loss) from:
Investments	110,249	9,441
Securities sold short	(24,664)	(79,379)
Change in net unrealized appreciation (depreciation) of:
Investments	21,896	219,399
Securities sold short	25,566	(33,600)
Net increase (decrease) in net assets from operations	117,756	100,137
Fund Share Transactions
Proceeds from sale of shares	23,871	2,000,000
Net increase (decrease) in net assets from Fund share transactions	23,871	2,000,000
Net increase (decrease) in net assets	141,627	2,100,137
Net assets at the beginning of period	2,100,137	—
Net assets at the end of period	$2,241,764	$2,100,137
Undistributed (Over-distribution of) net investment income at the end of period	$(25,977)	$(10,686)

See accompanying notes to financial statements.

Nuveen Investments	27

Financial

Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended June 30,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (12/13)
2015(h)	$20.98	$(0.18)	$1.33	$1.15	$—	$—	$—	$22.13
2014(e)	20.00	(0.18)	1.16	0.98	—	—	—	20.98
Class C (12/13)
2015(h)	20.89	(0.26)	1.32	1.06	—	—	—	21.95
2014(e)	20.00	(0.27)	1.16	0.89	—	—	—	20.89
Class I (12/13)
2015(h)	21.00	(0.15)	1.33	1.18	—	—	—	22.18
2014(e)	20.00	(0.15)	1.15	1.00	—	—	—	21.00

28	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement(d)				Ratios to Average Net Assets After Waiver/Reimbursement(c)(d)

Total Return(b)	Ending Net Assets (000)	Expenses(f)		Net Investment Income (Loss)		Expenses(f)		Net Investment Income (Loss)		Portfolio Turnover Rate(g)

5.43%	$80	5.66	%*	(4.12	)%*	3.18	%*	(1.64	)%*	334%
4.90	52	7.88	*	(5.83	)*	3.66	*	(1.60	)*	279

5.07	55	6.45	*	(4.93	)*	3.91	*	(2.39	)*	334
4.45	52	8.63	*	(6.57	)*	4.41	*	(2.35	)*	279

5.57	2,107	5.45	*	(3.93	)*	2.91	*	(1.39	)*	334
5.05	1,995	7.64	*	(5.58	)*	3.41	*	(1.35	)*	279

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	Each ratio includes the effect of dividends expense on securities sold short and prime broker expense as follows:

	Ratios of Dividends Expense on Securities Sold Short to Average Net Assets						Ratios of Prime Broker Expense to Average Net Assets
	Class A		Class C		Class I		Class A		Class C		Class I
Year Ended June 30,
2015(h)	0.75	%*	0.72	%*	0.72	%*	0.82	*	0.83	*	0.83	*
2014(e)	1.25	*	1.25	*	1.25	*	0.79	*	0.79	*	0.79	*

(e)	For the period December 12, 2013 (commencement of operations) through June 30, 2014.
(f)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the exchange-traded funds in which the Fund invests. These exchange-traded fund fees and expenses are not reflected in the expense ratios. Because the exchange-traded funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(g)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(h)	For the six months ended December 31, 2014.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	29

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Trust Information

The Nuveen Investment Trust II (the “Trust”), is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Symphony Dynamic Equity Fund (the “Fund”), a diversified fund, among others. The Trust was organized as a Massachusetts business trust on June 27, 1997. The Fund commenced operations on December 12, 2013.

Investment Adviser

The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). The Adviser is responsible for the Fund’s overall investment strategy and asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Symphony Asset Management LLC (the “Sub-Adviser”), an affiliate of Nuveen, under which the Sub-Adviser manages the investment portfolio of the Fund.

Change in Control

On October 1, 2014, TIAA-CREF, a national financial services organization, completed its previously announced acquisition of Nuveen, the parent company of the Adviser.

Because the consummation of the acquisition resulted in the “assignment” (as defined in the Investment Company Act of 1940) and automatic termination of the Fund’s investment management agreement and investment sub-advisory agreement, Fund shareholders were asked to approve a new investment management agreement with the Adviser and a new investment sub-advisory agreement with the Sub-Adviser. These new agreements were approved by shareholders of the Fund, and went into effect during the current fiscal period.

Investment Objective and Principal Investment Strategies

The Fund’s investment objective is to seek long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes (including assets acquired through the Fund’s short sales) in equity securities, including exchange-traded funds (“ETFs”) that provide exposure to equity securities. The Fund pursues its investment objective by establishing long and short investment exposures to equity securities. The Fund will take long positions by investing directly in equity securities and ETFs. The Fund generally will obtain short investment exposures though short sales of ETFs and through derivative instruments, although it may also engage in short sales of individual equity securities. The Fund will take long and short positions in ETFs in order to gain exposure to broad segments of the equity market, or to particular industries or sectors of the market. In addition, subject to the 80% requirement set forth above, the Fund may take long and short positions in ETFs that provide exposure to other asset classes including, but not limited to, commodities, currencies and debt securities.

The Fund may invest in companies of any size. The Fund may invest up to 25% of its total assets in equity securities of non-U.S. issuers, including emerging market issuers. The Fund’s investments in emerging market issuers are limited to 10% of total assets.

The Fund may have long positions totaling up to 150% of its net assets and short positions totaling up to 100% of its net assets, and will maintain a net investment exposure (long positions minus short positions) ranging from approximately -20% to 100% of net assets. The investment exposure provided by derivative positions will be measured using their notional values.

The Fund may also obtain long and short investment exposures to equity securities through the use of derivative instruments, including futures contracts and total return swaps.

The Fund’s most recent prospectus provides further description of the Fund’s investment objective, principal investment strategies and principal risks.

Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes.

30	Nuveen Investments

Investment Income

Dividend income earned on long positions and dividends expense incurred on securities sold short is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income is recorded on an accrual basis.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

Dividends and Distributions to Shareholders

Dividends from net investment income, if any, and net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Share Classes and Sales Charges

Class A Shares are generally sold with an up-front sales charge and incur a 0.25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Multiclass Operations and Allocations

Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and shareholder service fees.

Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Netting Agreements

In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.

The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Investment Valuation

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the NASDAQ National Market (“NASDAQ”) are valued at the NASDAQ

Nuveen Investments	31

Notes to Financial Statements (Unaudited) (continued)

Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the quoted bid price and are generally classified as Level 2. Prices of certain American Depositary Receipts (“ADR”) held by the Fund that trade in the United States are valued based on the last traded price, official closing price, or the most recent bid price of the underlying non-U.S.-traded stock, adjusted as appropriate for the underlying-to-ADR conversion ratio and foreign exchange rate, and from time-to-time may also be adjusted further to take into account material events that may take place after the close of the local non-U.S. market but before the close of the New York Stock Exchange, which may represent a transfer from a Level 1 to a Level 2 security.

ETFs are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Fund’s Board of Trustees (the “Board”) or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board or its appointee.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$2,343,205	$—	$—	$2,343,205
Exchange-Traded Funds	55,407	—	—	55,407
Common Stock Rights	466	—	—	466
Short-Term Investments:
Repurchase Agreements	—	254,202	—	254,202
Securities Sold Short*:
Common Stocks Sold Short	(392,680)	—	—	(392,680)
Exchange-Traded Funds Sold Short	(224,136)	—	—	(224,136)
Total	$1,782,262	$254,202	$—	$2,036,464
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

32	Nuveen Investments

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Foreign Currency Transactions

To the extent that the Fund invests in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern Time. Investment transactions, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received.

The realized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with other assets and liabilities on investments are recognized as a component of “Net realized gain (loss) from investments,” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with other assets and liabilities on investments are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments,” on the Statement of Operations, when applicable.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Nuveen Investments	33

Notes to Financial Statements (Unaudited) (continued)

The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.

Counterparty	Short-Term Investments, at Value	Collateral Pledged (From) Counterparty*	Net Exposure
Fixed Income Clearing Corporation	$254,202	$(254,202)	$—
*	As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the repurchase agreements. Refer to the Fund’s Portfolio of Investments for details on the repurchase agreements.

Short Sale Transactions

The Fund pursues a “long/short” investment strategy, pursuant to which it sells securities short and may purchase additional long investments with some or all of the proceeds of the short sale transactions.

When the Fund sells a security short, it borrows the security from a third party and segregates assets as collateral to secure its obligation to return the security to the lender either upon closing out the short position or upon demand from the lender. Proceeds from short selling may be used to finance the purchase of additional securities for the Fund’s long portfolio. The amount of collateral required to be pledged to borrow a security is determined by reference to the market value of the security borrowed. The value of the collateral required to be pledged as of the end of the reporting period is disclosed in the Fund’s Portfolio of Investments. The Fund is obligated to pay the party from whom the securities were borrowed dividends declared on the stock by the issuer and recognizes such amounts as “Dividends expense on securities sold short” on the Statement of Operations. Short sales are valued daily, and the corresponding unrealized gains and losses are recognized as “Change in net unrealized appreciation (depreciation) of securities sold short” on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amounts shown on the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain. The Fund will realize a gain if the price of the security declines between those dates. Gains and losses from securities sold short are recognized as “Net realized gain (loss) from securities sold short” on the Statement of Operations.

Bank of America Merrill Lynch (“BAML”) facilitates the short sales transactions for the Fund. The Fund currently pays prime brokerage fees to BAML for its services for the Fund, which are recognized as “Prime broker fees” on the Statement of Operations.

Investments in Derivatives

The Fund is authorized to invest in certain derivatives instruments. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although the Fund is authorized to invest in derivative instruments, and may do so in the future, it did not make any such investments during the six months ended December 31, 2014.

Market and Counterparty Credit Risk

In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

34	Nuveen Investments

4. Fund Shares

Transactions in Fund shares were as follows:

	Six Months Ended 12/31/14		For the period 12/12/13 (commencement of operations) through 6/30/14
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,096	$23,871	2,500	$50,000
Class C	—	—	2,500	50,000
Class I	—	—	95,000	1,900,000
	1,096	23,871	100,000	2,000,000
Shares redeemed:
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
	—	—	—	—
Net increase (decrease)	1,096	$23,871	100,000	$2,000,000

5. Investment Transactions

Long-term purchases and sales (including transactions for securities sold short) during the six months ended December 31, 2014, aggregated $7,959,237 and $7,586,932, respectively.

6. Income Tax Information

The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Fund.

As of December 31, 2014, the cost and unrealized appreciation (depreciation) of investments (excluding securities sold short), as determined on a federal income tax basis, were as follows:

Cost of investments	$2,435,089
Gross unrealized:
Appreciation	$258,659
Depreciation	(40,468)
Net unrealized appreciation (depreciation) of investments	$218,191

Permanent differences, primarily due to nondeductible stock issuance costs, investment in short sales, and net operating losses, resulted in reclassifications among the Fund’s components of net assets as of June 30, 2014, the Fund’s last tax year end, as follows:

Capital paid-in	$(3,478)
Undistributed (Over-distribution of) net investment income	5,038
Accumulated net realized gain (loss)	(1,560)

The tax components of undistributed net ordinary income and net long-term capital gains as of June 30, 2014, the Fund’s last tax year end, were as follows:

Undistributed net ordinary income[1]	$—
Undistributed net long-term capital gains	—
[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

Nuveen Investments	35

Notes to Financial Statements (Unaudited) (continued)

The Fund did not declare and distribute dividends to shareholders during its last tax year ended June 30, 2014.

Distributions from net ordinary income[1]	$—
Distributions from net long-term capital gains	—
[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

As of June 30, 2014, the Fund’s last tax year end, the Fund had unused capital losses available for federal income tax purposes to be applied against future capital gains, if any.

Capital losses to be carried forward	$48,394

The Fund has elected to defer late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The Fund has elected to defer losses as follows:

Late-year ordinary losses[2]	$10,686
[2]	Ordinary losses incurred from January 1, 2014 through June 30, 2014, and specified losses incurred from December 12, 2013 (commencement of operations) through June 30, 2014.

7. Management Fees and Other Transactions with Affiliates

The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Fund from the management fee paid to the Adviser.

The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, is calculated according to the following schedule:

Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	1.1000%
For the next $125 million	1.0875
For the next $250 million	1.0750
For the next $500 million	1.0625
For the next $1 billion	1.0500
For net assets over $2 billion	1.0250

The annual complex-level fee, payable monthly, is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*	The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of $2 billion added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of December 31, 2014, the complex-level fee rate for the Fund was 0.1639%.

The Adviser has agreed to waive fees and/or reimburse expenses through October 31, 2016, so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short and extraordinary expenses) do not exceed 1.40% of the average daily net assets of any class of Fund shares.

The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables

36	Nuveen Investments

trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

During the six months ended December 31, 2014, Nuveen Securities, LLC, a wholly-owned subsidiary of Nuveen retained all 12b-1 fees.

As of December 31, 2014, Nuveen owned shares of the Fund as follows:

Class A Shares	2,500
Class C Shares	2,500
Class I Shares	95,000

Nuveen Investments	37

Additional

Fund Information (Unaudited)

Fund Manager Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Symphony Asset Management LLC 555 California Street Rene Suite 2975 San Francisco, CA 94104	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL 60606 Custodian State Street Bank & Trust Company Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information: The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

38	Nuveen Investments

Glossary of Terms

Used in this Report (Unaudited)

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

Lipper Alternative Long/Short Equity Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Alternative Long/Short Equity Funds classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Long Position: A security the fund owns in its portfolio.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

Russell 1000® Index: An unmanaged index generally considered representative of large-cap stocks. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Short Position: A security the fund does not own but has sold through the delivery of a borrowed security.

Tax Equalization: The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Nuveen Investments	39

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the longterm goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates-Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management, and Gresham Investment Management. In total, Nuveen Investments managed $230 billion as of December 31, 2014.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

Distributed by Nuveen Securities, LLC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

MSA-SDEF-1214P        6259-INV-B02/16

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date: March 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date: March 6, 2015

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: March 6, 2015